Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Consolidated Statements of Operations and Comprehensive (Loss) Income

The current and deferred portions of the income tax expense included in the consolidated Statements of Operations and comprehensive (loss) income as determined in accordance with ASC 740 are as follows:

	For the Years Ended December 31,
	2024	2023	2022
Current income tax expenses	$—	$19,197	$4,548
Deferred income tax benefits	(8,615)	(3,074)	(474)
Total income tax (benefits) expenses	$(8,615)	$16,123	$4,074

Schedule of Reconciliation of Income Tax Expense

A reconciliation of the difference between the expected income tax expenses computed at Hong Kong income tax rate of 16.5% and the Group’s reported income tax expense is shown in the following table:

	For the Years Ended December 31,
	2024	2023	2022
(Loss) Income before income tax expense	$(50,834)	$212,850	$76,064
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Computed income tax (benefit) expense with Hong Kong statutory income tax rate	$(8,388)	$35,120	$12,551
Non-taxable income	(227)	(18)	(5,098)
Non-deductible expenses	—	984	2,703
Effect of tax concession	—	(383)	(766)
Effect of preferential tax rates in Hong Kong	—	(19,580)	(5,316)
Income tax (benefits) expenses	$(8,615)	$16,123	$4,074

Schedule of Deferred Tax Assets	Components of the Group’s deferred tax assets and liabilities are as follows:
	As of December 31,
	2024	2023
Deferred tax assets:
Allowance for credit loss	$—	$896
Depreciation of property and equipment	1,949	2,195
Write-downs of inventories	152,352	147,124
Net operating losses carry forwards*	5,403	—
Total deferred tax assets	$159,704	$150,215

*	The net operating losses carry forwards of the entity in Hong Kong are $32,597 and nil as of December 31, 2024 and 2023, respectively, which can be carried forward without an expiration date.

Movement of the Group’s deferred tax assets during the years is as follows:

	2024	2023
Balance at January 1	$150,215	$147,311
Deferred income tax benefit recognized during the year	8,615	3,074
Exchange rate differences	874	(170)
Balance at December 31	$159,704	$150,215